UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-11549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     July 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $65,794 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO   COM              025932104      917    26850 SH       Sole                    14700        0    12150
AMERICAN INTL GROUP INC        COM              026874107     1895    27061 SH       Sole                    12853        0    14208
AMERICAN NATL INS CO           COM              028591105     3385    22212 SH       Sole                    10900        0    11312
ARROW ELECTRS INC              COM              042735100      396    10300 SH       Sole                        0        0    10300
BEAZER HOMES USA INC           COM              07556Q105     4527   183500 SH       Sole                    81700        0   101800
BLACK & DECKER CORP            COM              091797100      512     5800 SH       Sole                     3200        0     2600
BORG WARNER INC                COM              099724106     6017    69934 SH       Sole                    39934        0    30000
CARDINAL HEALTH INC            COM              14149Y108     2157    30529 SH       Sole                    15000        0    15529
COMPASS BANCSHARES INC         COM              20449H109     4321    62640 SH       Sole                    31275        0    31365
CON-WAY INC                    COM              205944101      744    14800 SH       Sole                     7500        0     7300
COOPER INDS LTD                CL A             G24182100     1952    34200 SH       Sole                    14600        0    19600
DOW CHEM CO                    COM              260543103     2291    51800 SH       Sole                    27200        0    24600
KB HOME                        COM              48666K109     4291   109000 SH       Sole                    60200        0    48800
KEYCORP NEW                    COM              493267108     1293    37600 SH       Sole                     8200        0    29400
LUBRIZOL CORP                  COM              549271104     2233    34600 SH       Sole                    22400        0    12200
NEWFIELD EXPL CO               COM              651290108     3115    68400 SH       Sole                    40800        0    27600
OLIN CORP                      COM PAR $1       680665205     3603   171600 SH       Sole                    86200        0    85400
QUAKER CHEM CORP               COM              747316107     1189    50400 SH       Sole                    34900        0    15500
QUANEX CORP                    COM              747620102     3793    77875 SH       Sole                    54575        0    23300
SCHNITZER STL INDS             CL A             806882106      254     5300 SH       Sole                     1200        0     4100
SELECTIVE INS GROUP INC        COM              816300107     1266    47100 SH       Sole                    21600        0    25500
STANDEX INTL CORP              COM              854231107     3256   114500 SH       Sole                    57900        0    56600
STEWART INFORMATION SVCS COR   COM              860372101     3644    91500 SH       Sole                    44500        0    47000
STONE ENERGY CORP              COM              861642106     1264    36900 SH       Sole                    22800        0    14100
TEXTRON INC                    COM              883203101     3821    34700 SH       Sole                    15400        0    19300
TRAVELERS COMPANIES INC        COM              89417E109     2424    45300 SH       Sole                    19700        0    25600
WELLS FARGO & CO NEW           COM              949746101      703    20000 SH       Sole                        0        0    20000
ZALE CORP NEW                  COM              988858106      531    22300 SH       Sole                    13600        0     8700